Intangible Assets (Details Narrative) (10-K) - USD ($)			3 Months Ended		12 Months Ended
	Mar. 19, 2018	Oct. 04, 2017	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 23, 2019
Number of shares acquired in exchange for common stock						298,615
Common stock shares issued	5,039,033	5,039,033	5,486,476		5,486,476	5,525,009
Common stock shares outstanding	5,039,033	5,039,033	5,486,476		5,486,476	5,525,009	38,404,530
Amortization expense			$ 198,832	$ 198,832	$ 795,328	$ 621,647
Future amortization expense, thereafter			$ 788,000		788,000
Product Concentration Risk [Member] | Sub License [Member]
Sales percentage		10.00%
CoNCERT Pharmaceuticals, Inc [Member]
Capitalized cost	$ 11,038,929
Recognition of deferred tax liability	3,037,147
Intangible asset, tax basis	$ 1,782
Number of shares acquired in exchange for common stock	298,615
Shares acquired price per share	$ 26.79
Fair value of intangible asset received in exchange for common stock	$ 8,000,000
Sublicense royalty percentage	15.00%
Sales percentage description	We will pay the greater of (i) 6% or (ii) 50% of all payment received by us with respect to such sublicencee. We will also pay 15% of any sublicense revenue earned by us for a period equivalent to the royalty term (as defined in the CoNCERT Agreement) until the earliest of (a) our raising $8 million of gross proceeds and (b) CoNCERT being able to sell its shares of our common stock without restrictions pursuant to the terms of the amended Agreement.
CoNCERT Pharmaceuticals, Inc [Member] | Category 1 [Member] | Maximum [Member]
Amount of sales limit		$ 100,000,000
CoNCERT Pharmaceuticals, Inc [Member] | Category 1 [Member] | Product Concentration Risk [Member]
Sales percentage		4.00%
CoNCERT Pharmaceuticals, Inc [Member] | Category 2 [Member] | Maximum [Member]
Amount of sales limit		$ 500,000,000
CoNCERT Pharmaceuticals, Inc [Member] | Category 2 [Member] | Minimum [Member]
Amount of sales limit		$ 100,000,000
CoNCERT Pharmaceuticals, Inc [Member] | Category 2 [Member] | Product Concentration Risk [Member]
Sales percentage		5.00%
CoNCERT Pharmaceuticals, Inc [Member] | Category 3 [Member] | Maximum [Member]
Amount of sales limit		$ 1,000,000,000
CoNCERT Pharmaceuticals, Inc [Member] | Category 3 [Member] | Minimum [Member]
Amount of sales limit		$ 500,000,000
CoNCERT Pharmaceuticals, Inc [Member] | Category 3 [Member] | Product Concentration Risk [Member]
Sales percentage		6.00%
CoNCERT Pharmaceuticals, Inc [Member] | Category 4 [Member] | Minimum [Member]
Amount of sales limit		$ 1,000,000,000
CoNCERT Pharmaceuticals, Inc [Member] | Category 4 [Member] | Product Concentration Risk [Member]
Sales percentage		10.00%
Software License [Member]
Capitalized cost					$ 20,500